Trade Receivables - Summary of Allowance For Credit Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning Balance		R$ (129,242)
Ending balance		(107,995)	R$ (129,242)
Trade Receivables [member]
Disclosure of financial assets [line items]
Beginning Balance		(129,242)	(117,553)
Additions		(209,515)	(237,884)
Write-offs	[1]	232,034	228,495
Exchange variation		(1,272)	(2,300)
Ending balance		R$ (107,995)	R$ (129,242)

[1]	Refers to accounts overdue for more than 180 days which are written off when the Company has no expectation of recovering the trade receivable and sales of customer portfolio.